NOTES RECEIVABLE (Narrative) (Details)	1 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Sep. 18, 2017 USD ($)	Sep. 18, 2017 CNY (¥)	Jul. 31, 2017 USD ($)
Note receivable			$ 159,132			$ 0
Shenzhen Chun Fu Xin Trading Co. Ltd. [Member]
Note receivable				$ 159,132	¥ 1,000,000
Debt Instrument, Interest Rate				5.40%	5.40%
Proceeds from Collection of Notes Receivable	$ 163,430	¥ 1,027,000